Future Accounting Pronouncements	12 Months Ended
Dec. 31, 2022
3. Future Accounting Pronouncements
Future Accounting Pronouncements
3.

FUTURE ACCOUNTING PRONOUNCEMENTS
The Company considers the applicability and impact of all ASUs issued by the Financial Accounting
Standards Board (“FASB”). ASUs issued by FASB, but which are not yet effective, were assessed and determined to be either not applicable to the Company or to have an insignificant impact on the consolidated financial statements.